Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
NOTE 3
–
REVENUE RECOGNITION
Contract Balances
Deferred revenue as of December 31
, 2021
and 2020
, was $6.9 million, and $7.8 million, respectively, and primarily relates to revenue that is recognized over time for connectivity monthly recurring charges, the changes in balance of which are related to the satisfaction or partial satisfaction of these contracts. The balance also contains a deferral for goods that are in-transit at period end for which control transfers to the customer upon delivery. All of the December 31
, 2020
, balance was recognized as revenue during the period ended December 31
, 2021
.
Disaggregated Revenue Information
The Company views the following disaggregated disclosures as useful to understand the composition of revenue recognized during the respective reporting periods:

	Year ended December 31,
(in ‘000)	2021	2020	2019

Connectivity*	$164,392	$152,996	$147,927
Hardware Sales	54,898	29,601	8,767
Hardware Sales - bill-and-hold	5,357	11,314	960
Deployment services, professional services, and other	23,570	19,849	11,498

Total	$248,217	$213,760	$169,152

*	Includes connectivity-related revenues from IoT Connectivity and IoT Solutions
Significant Customer
The Company has one
customer, a large multinational medical device and
health car
e company representing 21
% and 16
% and of the Company’s total revenue for the years ending December 31
, 2021
and 2020
, respectively. No
individual customer had revenue greater than 10
% of the Company’s total revenue for the year ended December 31
, 2019
.
The Company has one
customer representing 30% and 22% of the Company’s total accounts receivable as of December 31
, 2021
and 2020
, respectively. The Company believes it is not exposed to significant risk due to the financial strength of this customer and their historical trend of on-time payment.